Commitments - Summary of undiscounted lease commitments (Details)	Feb. 29, 2024 CAD ($)
2024
Commitments
Undiscounted lease commitments	$ 67,850
2024
Commitments
Undiscounted lease commitments	164,197
2025
Commitments
Undiscounted lease commitments	167,481
2027 and thereafter
Commitments
Undiscounted lease commitments	$ 447,891